EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.8%
	BRAZIL — 3.4%
550,000	B3 S.A. - Brasil Bolsa Balcao	$1,453,153
568,975	Lojas Quero Quero S.A.	586,844
754,890	LWSA S.A. [1]	831,927
		2,871,924
	CHINA — 20.9%
70,000	Alibaba Group Holding Ltd.	627,824
300,000	Anhui Conch Cement Co., Ltd. - Class H	600,875
75,000	ANTA Sports Products Ltd.	633,030
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
700,000	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,199,387
1,750,000	CSPC Pharmaceutical Group Ltd.	1,287,452
125,000	ENN Energy Holdings Ltd.	930,476
652,995	Haitian International Holdings Ltd.	1,453,494
324,904	Hangzhou Robam Appliances Co., Ltd. - Class A	985,428
290,764	Hefei Meyer Optoelectronic Technology, Inc. - Class A	627,194
125,000	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	1,592,977
120,000	Lepu Medical Technology Beijing Co., Ltd. - Class A	219,188
100,000	Midea Group Co., Ltd. - Class A	811,554
10,000	NetEase, Inc. - ADR	976,400
190,000	Shandong WIT Dyne Health Co., Ltd. - Class A	707,919
35,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	1,310,298
50,000	Tencent Holdings Ltd.	1,735,555
60,000	Wuliangye Yibin Co., Ltd. - Class A	1,059,097
65,000	Zhejiang Cfmoto Power Co., Ltd. - Class A	850,403
		17,608,551
	HONG KONG — 1.4%
750,000	China Overseas Property Holdings Ltd.	497,093
250,000	China Resources Gas Group Ltd.	708,992
		1,206,085
	HUNGARY — 1.6%
50,000	Richter Gedeon Nyrt	1,349,731
	INDIA — 9.6%
30,000	AIA Engineering Ltd.	1,481,785
850,000	Castrol India Ltd.	2,013,770
50,000	GMM Pfaudler Ltd.	934,374
150,000	Indraprastha Gas Ltd.	778,163
30,000	Infosys Ltd. - ADR	595,800
15,200	L&T Technology Services Ltd. [1]	1,020,062
12,550	Metropolis Healthcare Ltd. [1]	246,739

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
32,060	Mphasis Ltd.	$1,001,819
		8,072,512
	INDONESIA — 8.2%
55,000,000	Ace Hardware Indonesia Tbk P.T.	2,960,947
2,000,000	Astra International Tbk P.T.	648,081
1,000,000	Indofood CBP Sukses Makmur Tbk P.T.	745,113
3,500,000	Indofood Sukses Makmur Tbk P.T.	1,414,204
10,000,000	Industri Jamu Dan Farmasi Sido Muncul Tbk P.T.	323,194
550,000	United Tractors Tbk P.T.	798,934
		6,890,473
	MEXICO — 5.9%
100,000	Arca Continental S.A.B. de C.V.	1,136,217
800,000	Bolsa Mexicana de Valores S.A.B. de C.V.	1,620,777
40,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,166,034
250,000	Wal-Mart de Mexico S.A.B. de C.V.	1,032,885
		4,955,913
	PHILIPPINES — 0.7%
3,200,000	DMCI Holdings, Inc.	610,498
	SOUTH AFRICA — 5.4%
60,000	Clicks Group Ltd.	964,423
178,371	JSE Ltd.	827,142
250,000	Mr Price Group Ltd.	2,287,889
90,000	Vodacom Group Ltd.	448,786
		4,528,240
	SOUTH KOREA — 12.7%
8,000	BGF retail Co., Ltd. *	846,703
12,500	GOLFZON Co., Ltd. *	749,119
9,050	Hansol Chemical Co., Ltd. *	1,354,567
9,000	Hyundai Glovis Co., Ltd. *	1,178,483
14,000	Kia Corp. *	1,075,355
10,000	KT&G Corp.	679,143
3,500	LG H&H Co., Ltd.	793,276
5,000	NCSoft Corp. *	737,950
9,000	Orion Corp.	622,484
25,000	S-1 Corp.	1,067,770
16,000	Samsung Electronics Co., Ltd.	869,389
9,775	Tokai Carbon Korea Co., Ltd. *	773,189
		10,747,428

EP Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 11.7%
550,000	Asia Cement Corp.	$697,464
15,000	ASPEED Technology, Inc.	1,473,296
400,000	Formosa Plastics Corp.	919,218
150,000	Giant Manufacturing Co., Ltd.	853,790
11,000	Largan Precision Co., Ltd.	872,132
40,000	Nien Made Enterprise Co., Ltd.	427,615
50,000	Poya International Co., Ltd.	823,819
100,000	Realtek Semiconductor Corp.	1,496,540
33,580	Silergy Corp.	413,261
75,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,501,387
10,000	Voltronic Power Technology Corp.	427,628
		9,906,150
	THAILAND — 0.7%
1,500,000	Thai Beverage PCL	585,576
	UNITED KINGDOM — 2.6%
75,000	British American Tobacco PLC	2,234,828
	URUGUAY — 1.0%
500	MercadoLibre, Inc. *	855,905
	TOTAL COMMON STOCKS
	(Cost $77,698,090)	72,423,814
	SHORT-TERM INVESTMENTS — 14.6%
12,345,479	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.123% [3]	12,345,479
	Total Short-Term Investments
	(Cost $12,345,479)	12,345,479
	TOTAL INVESTMENTS — 100.4%
	(Cost $90,043,569)	84,769,293
	Liabilities in Excess of Other Assets — (0.4)%	(357,692)
	TOTAL NET ASSETS — 100.0%	$84,411,601

ADR – American Depository Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,098,728, which represents 2.49% of Net Assets.
[2]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]The rate is the annualized seven-day yield at period end.